CONDENSED BALANCE SHEETS	Mar. 31, 2021 USD ($)
Current liabilities:
Accrued expenses	$ 2,971,051
Therapeutics Acquisition Corp.
ASSETS
Cash	699,534
Prepaid expenses	88,817
Total current assets	788,351
Cash and marketable securities held in Trust Account	135,709,741
Total assets	136,498,092
Current liabilities:
Accounts payable	352,744
Accrued expenses	754,809
Deferred Underwriting Commissions, current	4,749,500
Total current liabilities	5,857,053
Total liabilities	5,857,053
Commitment and contingencies (note 8)
Class A Common stock subject to possible redemption, 12,564,103 and 12,704,007 shares at $10.00 per share at March 31, 2021 and December 31, 2020, respectively	125,641,030
Shareholders' Equity
Additional paid-in capital	6,710,075
Accumulated deficit	(1,710,553)
Total Stockholders' Equity	5,000,009
Total liabilities and shareholders' equity	136,498,092
Therapeutics Acquisition Corp. | Class A common shares
Shareholders' Equity
Common shares	148
Therapeutics Acquisition Corp. | Class B common stock
Shareholders' Equity
Common shares	$ 339